ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
6,166	iShares MSCI Denmark ETF			$ 736,714
19,298	iShares MSCI France ETF			731,587
13,297	iShares MSCI India ETF(a)			728,942
20,167	iShares MSCI Italy ETF			766,749
15,155	iShares MSCI Netherlands ETF			707,284
31,892	iShares MSCI Poland ETF			709,916
15,386	iShares MSCI South Africa ETF			759,453
22,158	iShares MSCI Spain ETF			751,599
18,096	iShares MSCI Sweden ETF			722,392
14,037	iShares MSCI Taiwan ETF			761,086
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,896,309)			7,375,722

		Expiration Date	Exercise Price
	WARRANT — 0.0%(a)
	BANKING - 0.0% (a)
4,410	Kiatnakin Phatra Bank PCL (Thailand) (b)(c)(d) (Cost $0)	01/01/2025	$ 70.00	–

	TOTAL INVESTMENTS - 99.7% (Cost $6,896,309)			$ 7,375,722
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			25,855
	NET ASSETS - 100.0%			$ 7,401,577

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2024 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.